Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands			2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
		Apr. 01, 2019	May 31, 2019	Apr. 30, 2018	Mar. 31, 2019	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2019
Significant Of Accounting Policies [Line Items]
Value added tax		13.00%
Vat on sales		13.00%				6.00%
Excess of refund		3.00%
Accounts receivable						$ 33,074	$ 16,430
Deferred revenue						1,337,630	933,062
Refund liability	[1]					19,323	22,481
Revenues						2,997,760	3,105,246	$ 4,276,539
Total advertising expenses						49,365	43,520	77,704
Government subsidies received						16,010	9,170	109,294
Aggregate amounts denominated in RMB						$ 2,012,511	956,476
Amortization term of long term debt						1 year
Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company						20.00%
Unsecured Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Significant Of Accounting Policies [Line Items]
Unsecured debt fair value						$ 14,653
Service [Member]
Significant Of Accounting Policies [Line Items]
Revenues						2,544,729	3,050,022	4,230,638
Service [Member] | Educational services and test preparation courses [Member]
Significant Of Accounting Policies [Line Items]
Revenues						1,825,212	2,535,318	3,667,270
Service [Member] | Private label products and livestreaming Ecommerce and other services [Member]
Significant Of Accounting Policies [Line Items]
Revenues						267,818	134,175	210,591
Service [Member] | Overseas Study Consulting Services [Member]
Significant Of Accounting Policies [Line Items]
Revenues						354,764	325,901	278,594
Service [Member] | Other Segments [Member]
Significant Of Accounting Policies [Line Items]
Revenues						96,935	54,628	74,183
Product [Member]
Significant Of Accounting Policies [Line Items]
Revenues						453,031	55,224	$ 45,901
Product [Member] | Private label products and livestreaming Ecommerce and other services [Member]
Significant Of Accounting Policies [Line Items]
Revenues						379,343	2,530
Product [Member] | Other Segments [Member]
Significant Of Accounting Policies [Line Items]
Revenues						73,688	52,694
Other Current Liabilities [Member]
Significant Of Accounting Policies [Line Items]
Refund liability						138,549	95,398
Contract With Customer Assets [Member]
Significant Of Accounting Policies [Line Items]
Accounts receivable						33,074	16,430
Contract With Customer Liability [Member]
Significant Of Accounting Policies [Line Items]
Deferred revenue						$ 1,337,630	$ 933,062
Inter Company Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales									6.00%
Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales			9.00%	11.00%	10.00%
Sales Revenue, Net [Member] | Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales						13.00%
Minimum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company						20.00%
Maximum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company						50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk						10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk						10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives						38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives						50 years

[1]	Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.